Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Taxes
Income Taxes

13. Income Taxes

        The Company has recorded a tax benefit on its year-to-date pre-tax loss. The Company believes this methodology to be more appropriate at this time due to uncertainty in forecasting the annual effective tax rate (or benefit) on 2015 income (or loss) due to previously recorded property impairments and the effects of federal and state valuation allowance adjustments.

        For the six months ended June 30, 2015, the Company's effective tax rate was a benefit of approximately 1.1%. The Company's effective tax rate differs from the federal statutory rate of 35% due to the effect of state income taxes and changes in the valuation allowance. This year, the Company recorded $305.9 million in additional valuation allowance in light of the impairment of oil and gas properties bringing the total valuation allowance to $309.7 million at June 30, 2015. A valuation allowance has been recorded as management does not believe that it is more-likely-than-not that the NOLs are realizable except to the extent of future taxable income primarily related to the excess of book carrying value of properties over their respective tax bases. No other sources of future taxable income are considered in this judgment.

        The Company expects to incur a tax loss in the current year due to the flexibility in deducting or capitalizing current year intangible drilling costs; thus no current income taxes are anticipated to be paid.

12. Income Taxes

        Prior to its corporate reorganization (See Note 1), the Company was a limited liability company and not subject to federal income tax or state income tax (in most states). Accordingly, no provision for federal or state income taxes was recorded prior to the corporate reorganization as the Company's equity holders were responsible for income tax on the Company's profits. In connection with the closing of the Company's initial public offering, the Company merged into a corporation and became subject to federal and state income taxes. The Company's book and tax basis in assets and liabilities differed at the time of the corporate reorganization due primarily to different cost recovery methodology utilized for book and tax purposes for the Company's oil and natural gas properties. In the quarter ended June 30, 2012, the Company recorded a one-time charge to income tax expense of $149.5 million to recognize this deferred tax liability related to the Company's change in tax status caused by the initial public offering.

        The Company incurred a tax net operating loss ("NOL") in the current year due principally to the ability to expense certain intangible drilling and development costs under current law. There is no tax refund available to the Company, nor is there any current federal income tax payable. In light of the impairment of oil and gas properties recorded in the year ended December 31, 2013, Management recorded a $45.7 million valuation allowance against the Company's federal and State of Louisiana NOLs for 2013. Management believed that the balance of the Company's NOLs were realizable only to the extent of future taxable income primarily related to the excess of book carrying value of properties over their respective tax bases. No other sources of future taxable income are considered in this judgment. During the year ended December 31, 2014, the Company recorded unrealized gains on commodity derivative contracts in the amount of $157.5 million, which resulted in pre-tax book income $123.3 million. This activity resulted in the full release of the federal valuation allowance of $39.9 million. The Company continues to report a net valuation allowance of $3.8 million for Louisiana state losses. The Company's NOLs were incurred in the tax years 2012 through 2014. U.S. federal and State of Oklahoma NOLs will generally be available for use through the tax years 2033 and 2034, respectively, and its State of Louisiana NOLs are generally available through 2023 and 2029, respectively. The State of Texas currently has no NOL carryover provision. The Company believes that Section 382 of the Internal Revenue Code of 1986, as amended, which relates to tax attribute limitations upon the 50% or greater change of ownership of an entity during any three-year look back period, will not have an adverse effect on future NOL usage.

        On September 13, 2013, the US Treasury and IRS issued final Tangible Property Regulations ("TPR") under IRC Section 162 and IRC Section 263(a). The regulations are effective for tax years beginning on or after January 1, 2014. Due to these changes, certain portions may require an accounting method change on a retroactive basis, thus requiring a IRC Section 481(a) adjustment related to fixed and real asset deferred taxes. The accounting rules under ASC 740 treat the release of the regulations as a change in tax law as of the date of issuance and require the Company to determine whether there will be an impact on its financial statements for the period ended December 31, 2014. Any such impact of the final tangible property regulations would affect temporary deferred taxes only and result in a balance sheet reclassification within non-current deferred taxes. The Company has analyzed the expected impact of the TPR on the Company and concluded that the expected impact is minimal. The Company will continue to monitor the impact of any future changes to the TPR on the Company prospectively.

        As of December 31, 2014, the Company has not recorded a reserve for any uncertain tax positions. No federal income tax payments are expected in the upcoming four quarterly reporting periods. The Company expects $0.6 million in Texas Margins Tax payments in 2015.

	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Current
United States	$—	$—	$—
State	809	—	—

Total current	809	—	—
Deferred
United States	3,863	(130,906)	137,496
State	1,723	(15,623)	20,390

Total deferred	5,586	(146,529)	157,886
Total income tax provision (benefit)	$6,395	$(146,529)	$157,886

        The Company's estimated income tax expense differs from the amount derived by applying the statutory federal rate to pretax income principally due the effect of the following items (in thousands):

	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Income before taxes	$123,324	$(490,514)	$7,789
Statutory rate	35%	35%	35%

Income tax expense computed at statutory rate	43,164	(171,680)	2,726
Reconciling items:
Non-deductible pre-IPO loss	—	—	4,561
State income taxes, net of federal benefit	4,398	(10,886)	1,053
Change in valuation allowance	(42,134)	45,688	—
Change in state rate	(414)	(10,500)	—
Other, net	1,381	849	57
Change in tax status(1)	—	—	149,489

Total income tax provision (benefit)	$6,395	$(146,529)	$157,886

(1)
The change in tax status for the year ended December 31, 2012 is split between federal of $130.2 million and state of $19.3 million.

        Deferred income taxes primarily represent the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of our deferred taxes are detailed in the table below (in thousands):

	Years Ended December, 31
	2014	2013
Deferred tax assets—current
Derivative instruments and other	$—	$15,581
Less valuation allowance	—	(3,744)

Total deferred tax assets, current	$—	$11,837
Deferred tax assets—noncurrent
US tax loss carryforwards	75,604	151,872
State tax loss carryforwards	7,122	14,154
Employee benefit plans	2,193	1,539
Less valuation allowance	(3,826)	(41,944)

Total deferred tax assets, noncurrent	$81,093	$125,621
Deferred tax liabilities—current
Derivative instruments and other	44,862	—

Total deferred tax liabilities—current	$44,862	$—
Deferred tax liabilities—noncurrent
Oil and gas properties and equipment	45,272	140,912

Total deferred tax liabilities, noncurrent	$45,272	$140,912
Reflected in the accompanying balance sheet as:
Net deferred tax asset, current	$—	$11,837

Net deferred tax liability, current	$44,862	$—

Net deferred tax asset, noncurrent	$35,821	$—

Net deferred tax liability, noncurrent	$—	$15,291